Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	June 30, 2026	June 30, 2025
Leasehold improvement	$621,417	$620,625
Office furniture, equipment and others	88,850	88,736
Motor vehicles	363,804	363,340
Total	1,074,071	1,072,701
Less: accumulated depreciation	(938,959)	(857,267)
Total	$135,112	$215,434